Leases - Schedule of Undiscounted Future Lease Payments for Non-Cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 330
2024	278
2025	278
2026	287
2027	295
Total lease payments	1,468
Less imputed interest	(652)
Total operating lease liability	$ 816